SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Deferred tax liabilities, balance	$ 1,665	$ 2,290
Recognized in statements of income	(340)	(625)
Deferred tax liabilities, balance	1,325	1,665
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Deferred tax liabilities, balance	1,665	2,290
Recognized in statements of income	(340)	(625)
Deferred tax liabilities, balance	$ 1,325	$ 1,665